Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions (Details) - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 57,944	$ 7,645
Securities loaned	84	90
Gross amount of recognized liabilities	58,028	7,735
Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	57,844	7,623
Securities loaned	84	90
Gross amount of recognized liabilities	57,928	7,713
Less Than 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	100	22
Securities loaned	0	0
Gross amount of recognized liabilities	100	22
30-89 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	0
Gross amount of recognized liabilities	0	0
Greater Than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	0
Gross amount of recognized liabilities	0	0
U.S. Treasury and agencies
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	54,117	5,918
U.S. Treasury and agencies | Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	54,117	5,918
U.S. Treasury and agencies | Less Than 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
U.S. Treasury and agencies | 30-89 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
U.S. Treasury and agencies | Greater Than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Residential mortgage-backed securities | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	293	319
Residential mortgage-backed securities | Overnight and Continuous | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	293	319
Residential mortgage-backed securities | Less Than 30 Days | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Residential mortgage-backed securities | 30-89 Days | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Residential mortgage-backed securities | Greater Than 90 Days | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,115	1,116
Securities loaned	84	90
Corporate debt securities | Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,015	1,116
Securities loaned	84	90
Corporate debt securities | Less Than 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	100	0
Securities loaned	0	0
Corporate debt securities | 30-89 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	0
Corporate debt securities | Greater Than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	0
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	419	292
Asset-backed securities | Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	419	270
Asset-backed securities | Less Than 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	22
Asset-backed securities | 30-89 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Asset-backed securities | Greater Than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 0	$ 0